PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.

                              STRONG EQUITY FUNDS
                                 ADVISOR CLASS

                             STRONG ENTERPRISE FUND
                               STRONG GROWTH FUND
                             STRONG GROWTH 20 FUND
                            STRONG OPPORTUNITY FUND


                 Supplement to the Prospectus dated May 1, 2000

Effective immediately, the Funds no longer intend to charge a front-end sales load. Any information describing the front-end sales load in the prospectus is deleted.


            The date of this Prospectus Supplement is May 19, 2000.




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